PROPERTY, PLANT AND EQUIPMENT (Details 1)	12 Months Ended
Mar. 31, 2026
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20% - 33.33% 1
Office equipment
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%